Related Party Arrangements	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Arrangements
7.	Related Party Arrangements

The Company has entered into the Advisory Agreement with the Advisor. Pursuant to the Advisory Agreement, the Company is obligated to pay the Advisor specified fees upon the provision of certain services related to the investment of funds in real estate and real estate-related investments and the management of the Company’s investments and for other services (including, but not limited to, the disposition of investments). Subject to the limitations described below, the Company is also obligated to reimburse the Advisor and its affiliates for organization and offering costs incurred by the Advisor and its affiliates on behalf of the Company, as well as acquisition and origination expenses and certain operating expenses incurred on behalf of the Company or incurred in connection with providing services to the Company.

Amounts attributable to the Advisor and its affiliates incurred (earned) for the three and nine months ended September 30, 2019 and 2018, and amounts attributable to the Advisor and its affiliates that are payable (prepaid) as of September 30, 2019 and December 31, 2018, are as follows:

	Incurred (Earned) For the Three Months Ended September 30,		Incurred (Earned) For the Nine Months Ended September 30,		Payable (Prepaid) as of
	2019	2018	2019	2018	September 30, 2019	December 31, 2018
Consolidated Statements of Operations:
Expensed
Investment management fees(1)	$4,190,746	$4,282,469	$12,525,074	$12,826,487	$2,487	$55,865
Acquisition expenses(2)	5,933	—	98,594	—	—	—
Loan coordination fees(1)	542,833	3,562,595	542,833	3,562,595	200,000	—
Disposition fees(3)	310,000	—	310,000	—	310,000	—
Disposition transaction costs(3)	3,252	—	3,252	—	—	—
Property management:
Fees(1)	1,276,621	1,241,104	3,756,048	3,653,311	427,803	410,424
Reimbursement of onsite personnel(4)	3,937,443	3,947,855	11,441,579	11,164,448	1,240,363	768,107
Reimbursement of other(1)	907,103	540,090	2,424,954	1,207,246	49,272	41,989
Reimbursement of property operations(4)	28,519	25,118	78,261	71,761	—	—
Reimbursement of property G&A(2)	14,269	9,894	76,101	29,581	—	—
Other operating expenses(2)	493,915	326,867	1,322,066	867,968	257,651	93,740
Insurance proceeds(5)	—	—	—	—	—	(75,000)
Property insurance(6)	891,113	353,715	1,533,091	1,111,904	(500,727)	(101,573)
Rental revenue(7)	(14,745)	(6,840)	(44,235)	(6,840)	—	—
Consolidated Balance Sheets:
Capitalized
Acquisition fees(8)	—	—	48,343	—	—	—
Acquisition expenses(9)	278,311	—	497,023	—	—	1,607
Capital expenditures(10)	—	—	—	7,295	—	—
Construction management:
Fees(10)	492,218	162,951	953,635	351,053	47,120	10,281
Reimbursement of labor costs(10)	117,871	224,473	379,176	724,860	15,038	29,203
Deferred financing costs(11)	3,594	18,923	3,594	18,923	—	—
Additional paid-in capital
Selling commissions	—	—	—	—	127,674	299,952

	$13,478,996	$14,689,214	$35,949,389	$35,590,592	$2,176,681	$1,534,595

(1)	Included in fees to affiliates in the accompanying consolidated statements of operations.
(2)	Included in general and administrative expenses in the accompanying consolidated statements of operations.
(3)	Included in gain on sale of real estate, net in the accompanying consolidated statements of operations.
(4)	Included in operating, maintenance and management in the accompanying consolidated statements of operations.
(5)	Included in other income in the accompanying consolidated statements of operations.
(6)

Property related insurance expense and the amortization of the prepaid insurance deductible account are included in general and administrative expenses in the accompanying consolidated statements of operations. The amortization of the prepaid property insurance is included in operating, maintenance and management expenses in the accompanying consolidated statements of operations. The prepaid insurance is included in other assets in the accompanying consolidated balance sheets upon payment.

(7)	Included in rental income in the accompanying consolidated statements of operations.
(8)	Included in real estate held for development in the accompanying consolidated balance sheets.
(9)	Included in total real estate, net in the accompanying consolidated balance sheets.
(10)	Included in building and improvements in the accompanying consolidated balance sheets.
(11)	Included in notes payable, net in the accompanying consolidated balance sheets.

Investment Management Fee

The Company pays the Advisor a monthly investment management fee equal to one-twelfth of 1.0% of (1) the cost of investments in real properties and real estate-related assets acquired directly by the Company or (2) the Company’s allocable cost of each investment in real property or real estate related asset acquired through a joint venture. The investment management fee is calculated including the amount actually paid or budgeted to fund acquisition fees, acquisition expenses, cost of development, construction or improvement and any debt attributable to such investments, or the Company’s proportionate share thereof in the case of investments made through joint ventures.

Acquisition Fees and Expenses

The Company pays the Advisor an acquisition fee equal to 1.0% of the cost of investment, which includes the amount actually paid or budgeted to fund the acquisition, origination, development, construction or improvement of any real property or real estate-related asset acquired. In addition to acquisition fees, the Company reimburses the Advisor for amounts directly incurred by the Advisor and amounts the Advisor pays to third parties in connection with the selection, evaluation, acquisition and development of a property or acquisition of real estate-related assets, whether or not the Company ultimately acquires the property or the real estate-related assets.

The Charter limits the Company’s ability to pay acquisition fees if the total of all acquisition fees and expenses relating to the purchase would exceed 4.5% of the contract purchase price. Under the Charter, a majority of the Company’s board of directors, including a majority of the independent directors, is required to approve any acquisition fees (or portion thereof) that would cause the total of all acquisition fees and expenses relating to an acquisition to exceed 4.5% of the contract purchase price. In connection with the purchase of securities, the acquisition fee may be paid to an affiliate of the Advisor that is registered as a Financial Industry Regulatory Authority, Inc. (“FINRA”) member broker-dealer if applicable FINRA rules would prohibit the payment of the acquisition fee to a firm that is not a registered broker-dealer.

Loan Coordination Fee

The Company pays the Advisor or its affiliate a loan coordination fee equal to 1.0% of the initial amount of the new debt financed or outstanding debt assumed in connection with the acquisition, development, construction, improvement or origination of a property or a real estate-related asset. In addition, in connection with any financing or the refinancing of any debt (in each case, other than identified at the time of the acquisition of a property or a real estate-related asset), the Company pays the Advisor or its affiliate a loan coordination fee equal to 0.75% of the amount of debt financed or refinanced. In some instances, the Company and the Advisor agreed to a loan coordination fee of $100,000 per loan refinanced.

Property Management Fees and Expenses

The Company has entered into property management agreements (each, as amended from time to time, a “Property Management Agreement”) with Steadfast Management Company, Inc., an affiliate of the Sponsor (the “Property Manager”), in connection with the management of each of the Company’s properties. At September 30, 2019, the property management fee payable with respect to each property under the Property Management Agreements ranged from 2.50% to 3.0% of the annual gross revenue collected at the property, as determined by the Advisor and approved by a majority of the Company’s board of directors, including a majority of the independent directors. Each Property Management Agreement has an initial one-year term and continues thereafter on a month-to-month basis unless either party gives 60-days’ prior notice of its desire to terminate the Property Management Agreement, provided that the Company may terminate the Property Management Agreement at any time upon a determination of gross negligence, willful misconduct or bad acts of the Property Manager or its employees or upon an uncured breach of the Property Management Agreement upon 30 days’ prior written notice to the Property Manager.

In addition to the property management fee, the Property Management Agreements also specify certain other reimbursements payable to the Property Manager for benefit administration, information technology infrastructure, licenses, support and training services and capital expenditures. The Company also reimburses the Property Manager for the salaries and related benefits of on-site property management employees.

Construction Management Fees and Expenses

The Company has entered into construction management agreements (each, a “Construction Management Agreement”) with Pacific Coast Land & Construction, Inc., an affiliate of the Sponsor (the “Construction Manager”), in connection with capital improvements and renovation or value-enhancement projects for certain properties the Company acquires. The construction management fee payable with respect to each property under the Construction Management Agreements ranges from 8.0% to 12.0% of the costs of the improvements for which the Construction Manager has planning and oversight authority. Generally, each Construction Management Agreement can be terminated by either party with 30 days’ prior written notice to the other party. Construction management fees are capitalized to the respective real estate properties in the period in which they are incurred as such costs relate to capital improvements and renovations for apartment homes taken out of service while they undergo the planned renovation.

The Company may also reimburse the Construction Manager for the salaries and related benefits of certain of its employees for time spent working on capital improvements and renovations.

Development Services

In some instances, the Company may enter into a Development Services Agreement with Steadfast Multifamily Development, Inc., an affiliate of the Advisor, (the “Developer”), in connection with a development project, pursuant to which the Developer will receive a development fee and reimbursement for certain expenses for overseeing the development project. The Company entered into a Development Services Agreement with the Developer in connection with the Garrison Station development project that provided for a development fee equal to 4% of the hard and soft costs of the development project as specified in the Development Services Agreement. 75% of the development fee will be paid in 14 monthly installments and the remaining 25% will be paid upon delivery by the Developer to us of a certificate of occupancy. As of September 30, 2019, no amounts had been paid pursuant to the Development Services Agreement.

Property Insurance

The Company deposits amounts with an affiliate of the Sponsor to fund a prepaid insurance deductible account to cover the cost of required insurance deductibles across all properties of the Company and other affiliated entities. Upon filing a major claim, proceeds from the insurance deductible account may be used by the Company or another affiliate of the Sponsor. In addition, the Company deposits amounts with an affiliate of the Sponsor to cover the cost of property and property related insurance across certain properties of the Company.

Other Operating Expense Reimbursement

In addition to the various fees paid to the Advisor, the Company is obligated to pay directly or reimburse all expenses incurred by the Advisor in providing services to the Company, including the Company’s allocable share of the Advisor’s overhead, such as rent, employee costs, utilities and information technology costs. The Company will not reimburse the Advisor for employee costs in connection with services for which the Advisor or its affiliates receive acquisition fees or disposition fees or for the salaries the Advisor pays to the Company’s executive officers.

The Charter limits the Company’s total operating expenses during any four fiscal quarters to the greater of 2% of the Company’s average invested assets or 25% of the Company’s net income for the same period (the “2%/25% Limitation”). The Company may reimburse the Advisor, at the end of each fiscal quarter, for operating expenses incurred by the Advisor; provided, however, that the Company shall not reimburse the Advisor at the end of any fiscal quarter for operating expenses that exceed the 2%/25% Limitation unless the independent directors have determined that such excess expenses were justified based on unusual and non-recurring factors. The Advisor must reimburse the Company for the amount by which the Company’s operating expenses for the preceding four fiscal quarters then ended exceed the 2%/25% Limitation, unless approved by the independent directors. For purposes of determining the 2%/25% Limitation amount, “average invested assets” means the average monthly book value of the Company’s assets invested directly or indirectly in equity interests and loans secured by real estate during the 12-month period before deducting depreciation, bad debts reserves or other non-cash reserves. “Total operating expenses” means all expenses paid or incurred by the Company that are in any way related to the Company’s operation, including the Company’s allocable share of Advisor overhead, but excluding (a) the expenses of raising capital such as organization and offering expenses, legal, audit, accounting, underwriting, brokerage, listing, registration and other fees, printing and other such expenses and taxes incurred in connection with the issuance, distribution, transfer, listing and registration of shares of the Company’s common stock; (b) interest payments; (c) taxes; (d) non-cash expenditures such as depreciation, amortization and bad debt reserves; (e) reasonable incentive fees based on the gain in the sale of the Company’s assets; (f) acquisition fees and acquisition expenses (including expenses relating to potential acquisitions that the Company does not close) and investment management fees; (g) real estate commissions on the resale of investments; and (h) other expenses connected with the acquisition, disposition, management and ownership of investments (including the costs of foreclosure, insurance premiums, legal services, maintenance, repair and improvement of real property).

As of September 30, 2019, the Company’s total operating expenses, as defined above, did not exceed the 2%/25% Limitation.

Disposition Fee

If the Advisor or its affiliates provide a substantial amount of services in connection with the sale of a property or real estate-related asset as determined by a majority of the Company’s independent directors, the Company will pay the Advisor or its affiliates a fee equivalent to one-half of the brokerage commissions paid, but in no event to exceed 1% of the sales price of each property or real estate-related asset sold. To the extent the disposition fee is paid upon the sale of any assets other than real property, it will be included as an operating expense for purposes of the 2%/25% Limitation. In connection with the sale of securities, the disposition fee may be paid to an affiliate of the Advisor that is registered as a FINRA member broker-dealer if applicable FINRA rules would prohibit the payment of the disposition fee to a firm that is not a registered broker-dealer.

Selling Commissions and Dealer Manager Fees

The Company entered into the Dealer Manager Agreement with the Dealer Manager in connection with the Public Offering. The Company paid the Dealer Manager up to 7% and 3% of the gross offering proceeds from the Primary Offering as selling commissions and dealer manager fees, respectively. The Dealer Manager reallowed 100% of sales commissions earned to participating broker-dealers. The Dealer Manager could also reallow to any participating broker-dealer a portion of the dealer manager fee that was attributable to that participating broker-dealer for certain marketing costs of that participating broker-dealer. The Dealer Manager negotiated the reallowance of the dealer manager fee on a case-by-case basis with each participating broker-dealer subject to various factors associated with the cost of the marketing program. The Company allowed a participating broker-dealer to elect to receive the 7% selling commissions at the time of sale or elect to have the selling commission paid on a trailing basis. A participating broker-dealer that elected to receive a trailing selling commission is paid as follows: 3% at the time of sale and the remaining 4% paid ratably (1% per year) on each of the first four anniversaries of the sale. A reduced selling commission and dealer manager fee was paid in connection with volume discounts and certain other categories of sales. No selling commissions or dealer manager fee was paid with respect to shares of common stock issued pursuant to the DRP. The Company terminated the Public Offering on March 24, 2016, and as of September 30, 2019 and December 31, 2018, expects to pay trailing selling commissions of $127,674 and $299,952, respectively, which were charged to additional paid-in capital and included within amounts due to affiliates in the accompanying consolidated balance sheets.

Pending Mergers with Steadfast Income REIT and Steadfast Apartment REIT III

Amended and Restated Advisory Agreement

Concurrently with the entry into the Merger Agreements, the Company and the Advisor entered into the Amended and Restated STAR Advisory Agreement (the “Amended STAR Advisory Agreement”), which will become effective at the effective time of the earlier of the SIR Merger and STAR Merger. The Amended STAR Advisory Agreement amends the existing Advisory Agreement to lower certain fees and to change the form of consideration for the investment management fee so that such fees are paid 50% in cash and 50% in STAR common stock. Any acquisition fee, disposition fee or loan coordination fee payable to the Advisor will be 0.5% of the cost of investment, sales price or amount financed, as applicable. Any loan coordination fee related to non-acquisition financing or refinancing will be payable to the Advisor in the form of the Company’s common stock. In addition, the Amended STAR Advisory Agreement provides for a Subordinated Incentive Listing Fee, Subordinated Share of Net Sales Proceeds and Performance Fee (each as defined in the Amended STAR Advisory Agreement) to be payable to the Advisor in exchange for the redemption of the 1,000 shares of Convertible Stock currently owned by the Advisor.

Pursuant to the Merger Agreements, the Advisor may request to receive a new class of convertible stock in exchange for the Convertible Stock owned by the Advisor in lieu of the Subordinated Incentive Listing Fee, Subordinated Share of Net Sales Proceeds and Performance Fee provided for in the Amended STAR Advisory Agreement; provided that such request must be made prior to the consummation of either of the mergers.

7. Related Party Arrangements

The Company has entered into the Advisory Agreement with the Advisor and a Dealer Manager Agreement with the Dealer Manager. Pursuant to the Advisory Agreement and Dealer Manager Agreement, the Company is or was obligated to pay the Advisor and the Dealer Manager specified fees upon the provision of certain services related to the Public Offering, the investment of funds in real estate and real estate-related investments and the management of the Company’s investments and for other services (including, but not limited to, the disposition of investments). Subject to the limitations described below, the Company is also obligated to reimburse the Advisor and its affiliates for organization and offering costs incurred by the Advisor and its affiliates on behalf of the Company, as well as acquisition and origination expenses and certain operating expenses incurred on behalf of the Company or incurred in connection with providing services to the Company.

Amounts attributable to the Advisor and its affiliates incurred (earned) for the years ended December 31, 2018, 2017 and 2016 are as follows:

	Incurred (Earned) For the Year Ended December 31,
	2018	2017	2016
Consolidated Statements of Operations:
Expensed
Investment management fees(1)	$15,743,185	$16,904,458	$15,096,243
Acquisition fees(1)	—	—	2,766,209
Acquisition expenses(2)	—	—	782,047
Loan coordination fees(1)	3,562,595	1,483,740	1,539,500
Property management:
Fees(1)	4,886,436	4,706,698	4,140,513
Reimbursement of onsite personnel(3)	14,959,964	14,194,648	13,013,601
Other fees(1)	1,784,010	1,248,100	1,087,408
Other fees—property operations(3)	82,461	103,320	—
Other fees—G&A(4)	49,916	92,488	66,064
Other operating expenses(4)	1,175,061	1,449,733	1,231,329
Insurance proceeds(5)	(150,000)	(172,213)	—
Property insurance(6)	1,394,218	909,568	174,281
Rental revenue(7)	(21,589)	—	—
Consolidated Balance Sheets:
Capitalized
Acquisition expenses(8)	26,113	—	—
Capital expenditures(9)	7,295	28,691	23,178
Construction management:
Fees(9)	585,532	1,453,859	3,601,084
Reimbursement of labor costs(9)	908,206	2,551,463	3,804,318
Deferred financing costs(10)	18,923	—	—
Additional paid-in capital
Other offering costs reimbursement	—	—	4,165,911
Selling commissions	—	—	12,017,003
Dealer manager fees	—	—	5,642,377

	$45,012,326	$44,954,553	$69,151,066

(1)	Included in fees to affiliates in the accompanying consolidated statements of operations.
(2)	Included in acquisition costs in the accompanying consolidated statements of operations.
(3)	Included in operating, maintenance and management in the accompanying consolidated statements of operations.
(4)	Included in general and administrative expenses in the accompanying consolidated statements of operations.
(5)	Included in tenant reimbursements and other in the accompanying consolidated statements of operations.
(6)

Property related insurance expense and the amortization of the prepaid insurance deductible account are included in general and administrative expenses in the accompanying consolidated statements of operations. The amortization of the prepaid property insurance is included in operating, maintenance and management expenses in the accompanying consolidated statements of operations. The prepaid insurance is included in other assets in the accompanying consolidated balance sheets upon payment.

(7)	Included in rental income in the accompanying consolidated statements of operations.
(8)	Included in total real estate, cost in the accompanying consolidated balance sheets following the adoption of ASU 2017-01 as of January 1, 2017.
(9)	Included in building and improvements in the accompanying consolidated balance sheets.
(10)	Included in credit facilities, net in the accompanying consolidated balance sheets.

Amounts attributable to the Advisor and its affiliates paid (received) for the years ended December 31, 2018, 2017 and 2016 are as follows:

	Paid (Received) During the Year Ended December 31,
	2018	2017	2016
Consolidated Statements of Operations:
Expensed
Investment management fees	$15,687,320	$18,317,568	$14,734,308
Acquisition fees	—	—	3,276,927
Acquisition expenses	—	—	927,647
Loan coordination fees	4,290,695	755,640	1,539,500
Property management:
Fees	4,872,734	4,685,475	4,053,502
Reimbursement of onsite personnel	14,958,751	14,022,282	12,831,296
Other fees	1,783,971	1,245,748	1,078,882
Other fees—property operations	82,461	103,320	—
Other fees—G&A	49,916	92,488	66,064
Other operating expenses	1,157,836	1,585,631	1,085,134
Insurance proceeds	(75,000)	(172,213)	—
Property insurance	1,323,074	1,001,744	230,241
Rental revenue	(21,589)	—	—
Consolidated Balance Sheets:
Capitalized
Acquisition expenses	24,507	—	—
Capital expenditures	7,295	28,691	23,178
Construction management:
Fees	700,410	1,431,290	3,625,869
Reimbursement of labor costs	941,879	2,665,299	4,083,432
Deferred financing costs	18,923	—	—
Additional paid-in capital
Other offering costs reimbursement	—	—	5,485,093
Selling commissions	262,387	234,942	11,219,722
Dealer manager fees	—	—	5,642,377

	$46,065,570	$45,997,905	$69,903,172

Amounts attributable to the Advisor and its affiliates that are payable (prepaid) as of December 31, 2018 and 2017, are as follows:

	Payable (Prepaid) as of December 31,
	2018	2017
Consolidated Statements of Operations:
Expensed
Investment management fees	$55,865	$—
Loan coordination fees	—	728,100
Property management:
Fees	410,424	396,722
Reimbursement of onsite personnel	768,107	766,894
Other fees	41,989	41,950
Other operating expenses	93,740	76,515
Insurance proceeds	(75,000)	—
Property insurance	(101,573)	(172,717)
Consolidated Balance Sheets:
Capitalized
Acquisition expenses	1,607	—
Construction management:
Fees	10,281	125,159
Reimbursement of labor costs	29,203	62,876
Additional paid-in capital
Selling commissions	299,952	562,339

	$1,534,595	$2,587,838

Investment Management Fee

The Company pays the Advisor a monthly investment management fee equal to one-twelfth of 1.0% of (1) the cost of real properties and real estate related assets acquired directly by us or (2) our allocable cost of each real property or real estate-related asset acquired through a joint venture. The investment management fee is calculated including acquisition fees, acquisition expenses, cost of development, construction or improvement and any debt attributable to such investments, or our proportionate share thereof in the case of investments made through joint ventures. the cost of the Company’s investments in real properties and real estate-related assets or the Company’s proportionate share thereof in the case of investments made through joint ventures. Such fee is calculated including acquisition fees, acquisition expenses and any debt attributable to such investments.

Acquisition Fees and Expenses

The Company pays the Advisor an acquisition fee equal to 1.0% of the cost of investment, which includes the amount actually paid or budgeted to fund the acquisition, origination, development, construction or improvement (i.e. value-enhancement) of any real property or real estate-related asset acquired. In addition to acquisition fees, the Company reimburses the Advisor for amounts directly incurred by the Advisor and amounts the Advisor pays to third parties in connection with the selection, evaluation, acquisition and development of a property or acquisition of real estate-related assets, whether or not the Company ultimately acquires the property or the real estate-related assets.

The Charter limits the Company’s ability to pay acquisition fees if the total of all acquisition fees and expenses relating to the purchase would exceed 4.5% of the contract purchase price. Under the Charter, a majority of the Company’s board of directors, including a majority of the independent directors, is required to approve any acquisition fees (or portion thereof) that would cause the total of all acquisition fees and expenses relating to an acquisition to exceed 4.5% of the contract purchase price. In connection with the purchase of securities, the acquisition fee may be paid to an affiliate of the Advisor that is registered as a FINRA member broker-dealer if applicable FINRA rules would prohibit the payment of the acquisition fee to a firm that is not a registered broker-dealer.

Loan Coordination Fee

The Company pays the Advisor or its affiliate a loan coordination fee equal to 1.0% of the initial amount of the new debt financed or outstanding debt assumed in connection with the acquisition, development, construction, improvement or origination of a property or a real estate-related asset. In addition, in connection with any financing or the refinancing of any debt (in each case, other than identified at the time of the acquisition of a property or a real estate-related asset), the Company pays the Advisor or its affiliate a loan coordination fee equal to 0.75% of the amount of debt financed or refinanced.

Property Management Fees and Expenses

The Company has entered into property management agreements (each, as amended from time to time, a “Property Management Agreement”) with Steadfast Management Company, Inc., an affiliate of the Sponsor (the “Property Manager”), in connection with the management of each of the Company’s properties. The property management fee payable with respect to each property under the Property Management Agreements at December 31, 2018 ranged from 2.5% to 3.0% of the annual gross revenue collected at the property, as determined by the Advisor and approved by a majority of the Company’s board of directors, including a majority of the independent directors. Each Property Management Agreement has an initial one-year term and continues thereafter on a month-to-month basis unless either party gives 60 days’ prior notice of its desire to terminate the Property Management Agreement, provided that the Company may terminate the Property Management Agreement at any time upon a determination of gross negligence, willful misconduct or bad acts of the Property Manager or its employees or upon an uncured breach of the Property Management Agreement upon 30 days’ prior written notice to the Property Manager.

In addition to the property management fee, the Property Management Agreements specify certain other fees payable to the Property Manager for benefit administration, information technology infrastructure, licenses, support and training services and capital expenditures. The Company also reimburses the Property Manager for the salaries and related benefits of on-site property management employees.

Construction Management Fees and Expenses

The Company has entered into construction management agreements (each a “Construction Management Agreement”) with Pacific Coast Land & Construction, Inc., an affiliate of the Sponsor (the “Construction Manager”), in connection with capital improvements and renovation or value-enhancement projects for certain properties the Company acquires. The construction management fee payable with respect to each property under the Construction Management Agreements ranges from 8.0% to 12.0% of the costs of the improvements for which the Construction Manager has planning and oversight authority. Generally, each Construction Management Agreement can be terminated by either party with 30 days’ prior written notice to the other party. Construction management fees are capitalized to the respective real estate properties in the period in which they are incurred as such costs relate to capital improvements and renovations for apartment homes taken out of service while they undergo the planned renovation.

The Company may also reimburse the Construction Manager for the salaries and related benefits of certain of its employees for time spent working on capital improvements and renovations.

Property Insurance

The Company deposits amounts with an affiliate of the Sponsor to fund a prepaid insurance deductible account to cover the cost of required insurance deductibles across all properties of the Company and other affiliated entities. Upon filing a major claim, proceeds from the insurance deductible account may be used by the Company or another affiliate of the Sponsor. In addition, the Company deposits amounts with an affiliate of the Sponsor to cover the cost of property and property related insurance across certain properties of the Company.

Other Operating Expense Reimbursement

In addition to the various fees paid to the Advisor, the Company is obligated to pay directly or reimburse all expenses incurred by the Advisor in providing services to the Company, including the Company’s allocable share of the Advisor’s overhead, such as rent, employee costs, utilities and information technology costs. The Company will not reimburse the Advisor for employee costs in connection with services for which the Advisor or its affiliates receive acquisition fees or disposition fees or for the salaries the Advisor pays to the Company’s executive officers.

The Charter limits the Company’s total operating expenses during any four fiscal quarters to the greater of 2% of the Company’s average invested assets or 25% of the Company’s net income for the same period (the “2%/25% Limitation”). The Company may reimburse the Advisor, at the end of each fiscal quarter, for operating expenses incurred by the Advisor; provided, however, that the Company shall not reimburse the Advisor at the end of any fiscal quarter for operating expenses that exceed the 2%/25% Limitation unless the independent directors have determined that such excess expenses were justified based on unusual and non-recurring factors. The Advisor must reimburse the Company for the amount by which the Company’s operating expenses for the preceding four fiscal quarters then ended exceed the 2%/25% Limitation, unless approved by the independent directors. For purposes of determining the 2%/25% Limitation amount, “average invested assets” means the average monthly book value of the Company’s assets invested directly or indirectly in equity interests and loans secured by real estate during the 12-month period before deducting depreciation, bad debts reserves or other non-cash reserves. “Total operating expenses” means all expenses paid or incurred by the Company that are in any way related to the Company’s operation, including the Company’s allocable share of Advisor overhead, but excluding (a) the expenses of raising capital such as organization and offering expenses, legal, audit, accounting, underwriting, brokerage, listing, registration and other fees, printing and other such expenses and taxes incurred in connection with the issuance, distribution, transfer, listing and registration of shares of the Company’s common stock; (b) interest payments; (c) taxes; (d) non-cash expenditures such as depreciation, amortization and bad debt reserves; (e) reasonable incentive fees based on the gain in the sale of the Company’s assets; (f) acquisition fees and acquisition expenses (including expenses relating to potential acquisitions that the Company does not close) and investment management fees; (g) real estate commissions on the resale of investments; and (h) other expenses connected with the acquisition, disposition, management and ownership of investments (including the costs of foreclosure, insurance premiums, legal services, maintenance, repair and improvement of real property).

For the year ended December 31, 2018, the Advisor and its affiliates incurred $1,175,061 of the Company’s operating expenses, including the allocable share of the Advisor’s overhead expenses of $790,466, none of which were in excess of the 2%/25% Limitation and are included in the $6,795,365 of general and administrative expenses recognized by the Company.

As of December 31, 2018, the Company’s total operating expenses, as defined above, did not exceed the 2%/25% Limitation.

For the year ended December 31, 2017, the Advisor and its affiliates incurred $1,449,733 of the Company’s operating expenses, including the allocable share of the Advisor’s overhead expenses of $974,471, none of which were in excess of the 2%/25% Limitation and are included in the $5,456,273 of general and administrative expenses recognized by the Company.

For the year ended December 31, 2016, the Advisor and its affiliates incurred $1,231,329 of the Company’s operating expenses, including the allocable share of the Advisor’s overhead expenses of $919,868, none of which were in excess of the 2%/25% Limitation and are included in the $4,848,801 of general and administrative expenses recognized by the Company.

Disposition Fee

If the Advisor or its affiliates provide a substantial amount of services in connection with the sale of a property or real estate-related asset as determined by a majority of the Company’s independent directors, the Company will pay the Advisor or its affiliates one-half of the brokerage commissions paid, but in no event to exceed 1% of the sales price of each property or real estate-related asset sold. To the extent the disposition fee is paid upon the sale of any assets other than real property, it will be included as an operating expense for purposes of the 2%/25% Limitation. In connection with the sale of securities, the disposition fee may be paid to an affiliate of the Advisor that is registered as a FINRA member broker-dealer if applicable FINRA rules would prohibit the payment of the disposition fee to a firm that is not a registered broker-dealer. As of December 31, 2018, the Company had not sold or otherwise disposed of any properties or any real estate-related assets. Accordingly, the Company had not incurred any disposition fees as of December 31, 2018.

Selling Commissions and Dealer Manager Fees

The Company paid the Dealer Manager up to 7% and 3% of the gross offering proceeds from the Primary Offering as selling commissions and dealer manager fees, respectively. The Dealer Manager reallowed 100% of sales commissions earned to participating broker-dealers. The Dealer Manager could also reallow to any participating broker-dealer a portion of the dealer manager fee that was attributable to that participating broker-dealer for certain marketing costs of that participating broker-dealer. The Dealer Manager negotiated the reallowance of the dealer manager fee on a case-by-case basis with each participating broker-dealer subject to various factors associated with the cost of the marketing program. The Company allowed a participating broker-dealer to elect to receive the 7% selling commissions at the time of sale or elect to have the selling commission paid on a trailing basis. A participating broker-dealer that elected to receive a trailing selling commission is paid as follows: 3% at the time of sale and the remaining 4% paid ratably (1% per year) on each of the first four anniversaries of the sale. A reduced sales commission and dealer manager fee was paid in connection with volume discounts and certain other categories of sales. No sales commission or dealer manager fee was paid with respect to shares of common stock issued pursuant to the DRP. The Company terminated the Public Offering on March 24, 2016, and as of December 31, 2018 and 2017, expects to pay trailing selling commissions of $299,952 and $562,339, respectively, which were charged to additional paid-in capital and included within amounts due to affiliates in the accompanying consolidated balance sheets.